Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
PostNL NV(a)	413,000	$1,415,397

Banks — 6.6%
ABN AMRO Bank NV, CVA(a)(b)	222,103	2,298,128
ING Groep NV(a)	1,419,705	13,883,196
NIBC Holding NV(a)(b)	63,371	565,500
Van Lanschot Kempen NV	21,017	504,068

		17,250,892

Beverages — 6.4%
Coca-Cola European Partners PLC	99,349	4,438,913
Heineken Holding NV	29,165	2,702,010
Heineken NV	89,974	9,527,129

		16,668,052

Biotechnology — 0.3%
Pharming Group NV(a)(c)	576,753	819,960

Capital Markets — 0.3%
Flow Traders(b)	25,810	831,743

Chemicals — 9.5%
Akzo Nobel NV	92,971	9,904,528
Corbion NV	34,503	1,791,225
Koninklijke DSM NV	71,831	11,797,393
OCI NV(a)(c)	75,596	1,319,343

		24,812,489

Construction & Engineering — 1.4%
Arcadis NV(a)	51,668	1,585,922
Boskalis Westminster(a)	53,525	1,238,914
Koninklijke BAM Groep NV(a)	374,062	809,890

		3,634,726

Distributors — 0.2%
B&S Group Sarl(b)	62,348	592,170

Diversified Financial Services — 0.0%
SNS REAAL NV(a)(c)(d)	68,952	1

Diversified Telecommunication Services — 2.5%
Altice Europe NV(a)	341,497	1,804,747
Koninklijke KPN NV	1,611,189	4,816,331

		6,621,078

Electrical Equipment — 2.3%
Alfen Beheer BV(a)(b)	16,107	1,314,022
SIF Holding NV(a)	27,465	521,058
Signify NV(a)(b)	68,567	2,911,703
TKH Group NV	27,395	1,293,100

		6,039,883

Energy Equipment & Services — 0.9%
Fugro NV, CVA(a)(c)	128,417	721,056
SBM Offshore NV	91,071	1,723,961

		2,445,017

Equity Real Estate Investment Trusts (REITs) — 1.2%
Eurocommercial Properties NV(a)	50,273	869,574
NSI NV	19,165	773,724
Vastned Retail NV	23,836	652,939
Wereldhave NV(c)	59,328	778,520

		3,074,757

Food & Staples Retailing — 5.0%
Koninklijke Ahold Delhaize NV	438,815	12,592,597

Security	Shares	Value

Food & Staples Retailing (continued)
Sligro Food Group NV(a)	19,170	$415,054

		13,007,651

Food Products — 0.7%
ForFarmers NV	78,888	508,631
JDE Peet’s BV(a)	34,565	1,337,564

		1,846,195

Health Care Equipment & Supplies — 5.0%
Koninklijke Philips NV(a)	252,122	13,076,864

Hotels, Restaurants & Leisure — 0.5%
Basic-Fit NV(a)(b)	33,104	1,207,769

Household Durables — 0.2%
TomTom NV(a)	77,528	634,798

Insurance — 4.3%
Aegon NV	870,133	3,264,114
ASR Nederland NV	70,776	2,648,234
NN Group NV	131,189	5,343,405

		11,255,753

Internet & Direct Marketing Retail — 10.6%
Just Eat Takeaway.com NV(a)(b)	55,148	5,873,791
Prosus NV	201,921	21,941,293

		27,815,084

IT Services — 5.1%
Adyen NV(a)(b)	6,963	13,343,277

Leisure Products — 0.3%
Accell Group NV(a)	23,248	731,383

Machinery — 0.9%
Aalberts NV	54,154	2,351,477

Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV	33,908	919,106

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	36,187	1,905,921

Professional Services — 5.7%
Brunel International NV(a)	51,730	455,432
Intertrust NV(a)(b)	61,587	1,065,273
Randstad NV(a)	57,245	3,560,775
Wolters Kluwer NV	116,242	9,775,118

		14,856,598

Semiconductors & Semiconductor Equipment — 26.0%
ASM International NV	22,466	3,981,356
ASML Holding NV	142,707	62,111,390
BE Semiconductor Industries NV	41,034	2,150,407

		68,243,153

Software — 0.1%
CM.Com, NVS	10,076	277,217

Trading Companies & Distributors — 2.1%
AerCap Holdings NV(a)(c)	66,379	2,440,092
IMCD NV	25,400	3,187,226

		5,627,318

Total Common Stocks — 99.7% (Cost: $241,500,106)		261,305,729

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	4,771,023	$4,773,885
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	110,000	110,000

		4,883,885

Total Short-Term Investments — 1.9% (Cost: $4,883,758)		4,883,885

Total Investments in Securities — 101.6% (Cost: $246,383,864)		266,189,614

Other Assets, Less Liabilities — (1.6)%		(4,209,419)

Net Assets — 100.0%		$261,980,195

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,761,800	$1,013,985	(a)	$—	$(1,454)	$(446)	$4,773,885	4,771,023	$12,818	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	20,000	(a)	—	—	—	110,000	110,000	19		—

					$(1,454)	$(446)	$4,883,885		$12,837		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	14	12/18/20	$587	$70,745

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Netherlands ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$261,305,728	$—	$1	$261,305,729
Money Market Funds	4,883,885	—	—	4,883,885

	$266,189,613	$—	$1	$266,189,614

Derivative financial instruments(a)
Assets
Futures Contracts	$70,745	$—	$—	$70,745

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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